Schedule IV - Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate
SCHEDULE IV—MORTGAGE LOANS ON REAL ESTATE
December 31, 2018

(Dollars in thousands)
Loan Type / Collateral / Location (1)	Number of Loans	Payment Terms (2)	Interest Rate Range (3)	Maturity Date Range (4)	Prior Liens (5)	Unpaid Principal Balance	Carrying Amount (6)(7)	Principal Amount Subject to Delinquent Principal or Interest (8)
Loans at amortized cost
First mortgage:
Residential—France	1	I/O	15.0%	October 2020	$—	$19,254	$18,788	$—
Multifamily—Ireland	1	I/O	3.1%	January 2018	—	83,220	83,218	83,220
Office—France	1	I/O	4.0%	December 2018	—	866	732	—
Office—Ireland	1	I/O	2.3%	January 2018	—	45,220	45,216	45,220
Office—Ireland	1	I/O	12.5%	December 2021	—	125,594	125,594	—
Retail—Various, USA	1	I/O	8.6%	May 2019	—	45,575	46,038	—
Retail—France	1	I/O	3.5%	June 2018	—	2,497	2,920	2,497
Hospitality—France	1	I/O	10.0%	December 2021	—	91,652	91,470	—
Hospitality—Spain	1	I/O	11.0%	July 2019	—	42,692	44,392	—
Healthcare—UK	5	I/O	7.5%	March 2022	—	48,330	48,330	—
Land—TX, USA	1	I/O	14.0%	May 2019	—	34,745	34,639	—
Other—France	3	I/O	3.5% - 15.0%	June 2018 to December 2020	—	6,743	6,866	1,633
	18				—	546,388	548,203	132,570
Subordinated mortgage and mezzanine:
Multifamily—CA, USA	2	I/O	13.4%	April 2021 to September 2021	—	27,772	27,417	—
Office—Various, USA	2	I/O	8.0% - 12.0%	July 2019 to April 2025	78,000	31,027	28,107	—
Office—Ireland / France	1	I/O	11.0%	January 2022	161,854	124,020	136,009	—
Retail—NC, USA	1	P&I	5.7%	December 2018	74,712	37,766	21,500	37,766
Retail—Germany	1	I/O	10.0%	June 2020	126,485	114,449	123,282	—
Retail—UK	1	I/O	12.0%	August 2019	118,314	64,161	64,161	64,161
Mixed Use—CA, USA	1	I/O	12.9%	July 2020	254,297	262,402	262,061	—
	9				813,662	661,597	662,537	101,927

(Dollars in thousands)
Loan Type / Collateral / Location (1)	Number of Loans	Payment Terms (2)	Interest Rate Range (3)	Maturity Date Range (4)	Prior Liens (5)	Unpaid Principal Balance	Carrying Amount (6)(7)	Principal Amount Subject to Delinquent Principal or Interest (8)
Purchased credit-impaired loans (9)
Residential—WI, USA	1					444	—	—
Multifamily—Various, USA	99					43,913	29,140	7,425
Multifamily—Ireland	2					5,360	739	—
Industrial—Ireland	3					89,477	14,740	—
Office—NC, USA	1					475	—	—
Office—France	1					6,032	4,578	—
Office—Ireland	7					73,206	20,318	—
Office—Ireland	1					182,569	168,940	182,569
Office—Spain	1					9,585	4,733	—
Retail—VA, USA	1					19,555	19,455	—
Retail—Ireland	7					101,862	22,168	—
Hospitality—France	1					16,259	17,581	—
Hospitality—Ireland	7					55,293	—	—
Land—Ireland	4					107,099	25,642	—
Other—NY, USA	1					3,216	2,628	—
Other—Bahamas	1					25,397	2,997	25,397
Other—Ireland	38					591,970	7,022	—
	176				—	1,331,712	340,681	215,391
Corporate loans
N/A (10)	2	I/O	8.0% - 13.0%	March 2019 to January 2027	—	41,935	41,608	—
N/A (10)	1	I/O	14.0%	January 2025	—	67,009	66,188	—
	3				—	108,944	107,796	—
Total	206				$813,662	$2,648,641	$1,659,217	$449,888
__________

(1)	Loans with carrying amounts that are individually less than 3% of the total carrying amount have been aggregated according to collateral type and location.

(2)	Payment terms: P&I = Periodic payment of principal and interest; I/O = Periodic payment of interest only with principal at maturity

(3)	Variable rate loans are determined based on the applicable index in effect at December 31, 2018.

(4)	Represents contractual maturity that does not contemplate exercise of extension option.

(5)	Prior liens represent loan amounts owned by third parties that are senior to the Company’s subordinated or mezzanine positions and are approximate.

(6)	Carrying amounts at December 31, 2018 are presented net of $32.9 million of allowance for loan losses.

(7)	The aggregate cost basis of loans held for investment for federal income tax purposes was approximately $1.7 billion at December 31, 2018.

(8)
Represents principal balance of loans which are 90 days or more past due as to principal or interest. For purchased credit-impaired loans, amounts represent principal balance of loans on nonaccrual status for which the Company is not able to determine a reasonable expectation of cash flows to be collected.

(9)
Purchased credit-impaired loans are acquired loans with evidence of credit quality deterioration for which it is probable at acquisition that the Company will collect less than the contractually required payments. Payment terms, stated interest rate and contractual maturity are not presented as they are not meaningful for purchased credit-impaired loans.

(10)	Corporate loans are either unsecured or secured by the assets of the parent entities that own the underlying real estate operations but are not secured by mortgages on the real estate.
Activity in loans held for investment is summarized below:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Balance at January 1	$3,223,762	$3,430,608	$4,046,093
Loans acquired in Merger	—	359,541	—
Loan acquisitions and originations	386,532	991,239	551,456
Paid-in-kind interest added to loan principal	52,234	56,131	43,864
Discount and net loan fee amortization	14,524	43,877	27,038
Loan repayments	(166,267)	(902,190)	(735,162)
Payments received from PCI loans	(187,140)	(419,232)	(197,453)
Accretion on PCI loans	27,911	61,809	65,911
Transfer to loans held for sale	—	(50,894)	(56,357)
Carrying value of loans sold	(111,864)	—	(118,068)
Transfer to real estate assets upon foreclosure	(47,097)	(515,055)	(128,124)
Loans receivable contributed to Colony Credit (Note 4)	(1,287,994)	—	—
Deconsolidation of loans receivable in securitization trusts	(149,447)	—	—
Provision for loan losses	(43,034)	(19,741)	(34,864)
Other loss	—	(2,309)	—
Consolidation of loans receivable held by investment entities and securitization trusts (Notes 3 and 6)	—	58,296	—
Effect of changes in foreign exchange rates	(52,903)	131,682	(33,726)
Balance at December 31	$1,659,217	$3,223,762	$3,430,608